EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2010-3

Class A-1 0.35665% Asset Backed Notes

Class A-2 0.93% Asset Backed Notes

Class A-3 1.20% Asset Backed Notes

Class B 2.05% Asset Backed Notes

Class C 3.06% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-3, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, N.A., as Indenture Trustee, dated as of November 24, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	06/01/2014
Collection Period Ending:	06/30/2014
Prev. Distribution/Close Date:	06/16/2014
Distribution Date:	07/15/2014
Days of Interest for Period:	29
Days in Collection Period:	30
Months Seasoned:	44

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	102,545	10/31/2010	11/24/2010	1,142,876,696.25

Total	102,545			1,142,876,696.25

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance								{1}	173,725,360.79

Monthly principal amounts
{2} Scheduled payments							{2}	3,995,167.63
{3} Prepayments received (partial and full)							{3}	2,112,042.58
{4} Repurchased Receivables							{4}	107,465.68
{5} Defaulted Receivables							{5}	2,338,147.29
{6} Cram Down Losses							{6}	7,419.92
{7} Other Receivables adjustments							{7}	—

{8} Total Principal distributable amount								{8}	8,560,243.10

{9} End of period aggregate Principal Balance								{9}	165,165,117.69

{10} Pool Factor ({9}/ Original Pool Balance)								{10}	0.144517

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{11} Original Note Balance			{11}	334,700,000.00	209,200,000.00	96,100,000.00	94,300,000.00	165,700,000.00	900,000,000.00

{12} Beginning of period Note Balance			{12}	—	—	—	—	114,224,424.72	114,224,424.72
{13} First Allocation of Principal			{13}	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—
{16} Regular Allocation of Principal			{16}	—	—	—	—	5,628,359.84	5,628,359.84
{17} Optional Purchase payment amount			{17}	—	—	—	—	—	—
{18} End of period Note Balance			{18}	—	—	—	—	108,596,064.88	108,596,064.88
{19} Note Pool Factors			{19}	—	—	—	—	0.655378	0.120662
{20} Principal payment per $1,000			{20}	—	—	—	—	33.97	6.25

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Scheduled principal payments received							{21}	3,995,167.63
{22} Partial and full prepayments received							{22}	2,112,042.58
{23} Liquidation Proceeds							{23}	1,199,475.99
{24} Principal on Repurchased Receivables (principal)							{24}	198,622.87
{24a} Interest on Repurchased Receivables							{24a}	1,442.61
{25} Interest collected on Receivables							{25}	2,384,507.32
{26} Other amounts received							{26}	104,557.50
{27} Reserve Account Excess Amount							{27}	—
{28} Reserve Account Draw Amount							{28}	—

{29} Total Available Funds								{29}	9,995,816.50

Distributions
{30} Indenture Trustee Fee							{30}	—
{31} Owner Trustee Fee							{31}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{32}	434,313.40	—	—	434,313.40			{32}	434,313.40

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{33}	Class A-1	—	0.35665%	29	Actual/360	—	{33}	—
{34}	Class A-2	—	0.93%	30	30/360	—	{34}	—
{35}	Class A-3	—	1.20%	30	30/360	—	{35}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{36}	Class A-1	—	—	—			{36}	—
{37}	Class A-2	—	—	—			{37}	—
{38}	Class A-3	—	—	—			{38}	—

{39} First Allocation of Principal							{39}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class B	—	2.05%	30	30/360	—	{33}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class B	—	—	—			{41}	—

{42} Second Allocation of Principal							{42}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class C	114,224,424.72	3.06%	30	30/360	291,272.28	{33}	291,272.28

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class C	—	—	—			{44}	—

{45} Third Allocation of Principal							{45}	—
{46} Reserve Account deposit							{46}	—
{47} Regular Allocation of Principal							{47}	5,628,359.84
{48} Other amounts due to Trustees							{48}	—
{49} Distribution to Residual Interestholder							{49}	3,641,870.98

{50} Total Distribution Amount								{50}	9,995,816.50

IV. RECONCILIATION OF RESERVE ACCOUNT

{51} Beginning of period Reserve Account balance							{51}	22,857,533.93
{52} Deposit to Reserve Account							{52}	—
{53} Release from Reserve Account							{53}	—

{54} End of period Reserve Account balance								{54}	22,857,533.93

{55} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)								{55}	22,857,533.93
{56} Change in Reserve Account balance from prior period								{56}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{57} (i) 34.25% of the Principal Balance of the Receivables at the end of the Collection Period and								{57}	56,569,052.81
{58} (ii) 3.40% of the Principal Balance of the Receivables as of the Cut-off Date								{58}	38,857,807.67

{59} Cumulative Net Loss Trigger								{59}	No
{60} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger								{60}	73,085,564.58

{61} End of period Principal Balance of the Receivables							{61}	165,165,117.69
{62} End of period Note Balance							{62}	108,596,064.88
{63} Overcollateralization amount at the end of the Collection Period								{63}	56,569,052.81
{64} Overcollateralization % at the end of the Collection Period								{64}	34.25%

VI. STATISTICAL DATA

							Original	Previous	Current
{65} Principal Balance of the Receivables						{65}	1,142,876,696.25	173,725,360.79	165,165,117.69
{66} Weighted average coupon of the Receivables						{66}	17.00%	17.35%	17.35%
{67} Weighted average original term of the Receivables						{67}	68.84	69.90	69.95
{68} Weighted average remaining term of the Receivables						{68}	50.82	28.92	28.19
{69} Number of Receivables						{69}	102,545	18,536	17,921

VII. DELINQUENCY

							Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days						{70}	2,270	24,393,622.13	14.77%
{71} 61-90 days						{71}	853	9,029,523.47	5.47%
{72} over 90 days						{72}	290	3,047,551.17	1.85%
{73} Total						{73}	3,413	36,470,696.77	22.08%

VIII. REPOSSESSION INVENTORY

		Units	Dollars
{74} Beginning of period Repossessed Inventory	{74}	185	2,332,646.87
{75} Vehicles Repossessed in current period	{75}	245	3,150,950.20
{76} Repossessed vehicles sold in current period	{76}	158	2,056,201.22
{77} Repossessed vehicles reinstated in current period	{77}	78	873,203.04
{78} Repossessed vehicle adjustment in current period	{78}	(1)	(17,038.98)
{79} End of period Repossessed Inventory	{79}	193	2,537,153.83

IX. CUMULATIVE NET LOSS RATIO

{80} Receivables becoming Defaulted Receivables during period			{80}	2,338,147.29
{81} Cram Down Losses occurring during period			{81}	7,419.92
{82} Liquidation Proceeds collected during period			{82}	1,199,475.99
{83} Net losses during period			{83}	1,146,091.22

{84a} Cumulative Net losses since Cut-off Date (beginning of period)			{84a}	102,139,699.39
{84b} Net losses during period			{84b}	1,146,091.22
{84c} Other Adjustments			{84c}	(91,157.19)
{84d} Cumulative Net losses since Cut-off Date (end of period)			{84d}	103,194,633.42

{85} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{85}	9.03%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2010-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 1, 2014 to June 30, 2014. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2014 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Jennifer Popp
Name:	Jennifer Popp
Title:	Chief Accounting Officer
Date:	July 8, 2014